CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
REVENUE:
Sales - devices and disposables	$ 564	$ 758
Cost of goods sold	537	891
Gross Profit (loss)	27	(133)
Contract and grant revenue	42	65
OPERATING EXPENSES:
Research and development	1,477	2,788
Sales and marketing	718	1,164
General and administrative	4,101	4,649
Total operating expenses	6,296	8,601
Operating loss	(6,227)	(8,669)
OTHER INCOME (EXPENSES)
Other income	74	25
Interest expense	(1,317)	(979)
Loss on extinguishment of debt	0	(325)
Change in fair value of warrants	568	65
Total other expenses	(675)	(1,214)
LOSS FROM OPERATIONS	(6,902)	(9,883)
PROVISION FOR INCOME TAXES	0	0
NET LOSS	(6,902)	(9,883)
DEEMED DIVIDENDS	(1,263)	0
PREFERRED STOCK DIVIDENDS	(1,338)	(152)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (9,503)	$ (10,035)
BASIC AND DILUTED NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS (post 1:100 reverse stock split)	$ (7.42)	$ (13.02)
WEIGHTED AVERAGE SHARES OUTSTANDING	1,280	771